Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of intangible asset

	2022	2023	2023
	RMB	RMB	US$
Balance as of January 1	701,220	134,002	18,874
Amortization	(608,618)	(114,215)	(16,087)
Foreign currency translation difference	41,400	1,361	192
Balance as of December 31	134,002	21,148	2,979

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
2024	3,007	424
2025	3,007	424
2026	3,007	424
2027	3,007	424
2028 and after	9,120	1,283